Document and Entity Information	May 16, 2023
Cover [Abstract]
Entity Registrant Name	DRIL-QUIP INC
Amendment Flag	true
Entity Central Index Key	0001042893
Document Type	8-K/A
Document Period End Date	May 16, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address, Address Line One	2050 West Sam Houston Parkway S.
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	939-7711
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	DRQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to amend the Current Report on Form 8-K filed by Dril-Quip, Inc. (the “Company”) with the Securities and Exchange Commission on May 18, 2023 (the “Original Form 8-K”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of its named executive officers (commonly referred to as a “Say-on-Pay” advisory vote). This Amendment does not amend, modify, or supplement the Original Form 8-K in any other respect.